PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization
Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2021 and 2022 were as follows (RMB in millions):

	2021	2022
Buildings	5,408	5,409
Computer equipment	1,040	810
Website-related equipment	1,623	1,802
Furniture and fixtures	229	216
Software	651	668
Leasehold improvements	222	248
Less: accumulated depreciation and amortization	(3,639)	(3,949)

Total net book value	5,534	5,204